Submission	Feb. 18, 2026
Submission [Line Items]
Central Index Key	0001689548
Registrant Name	Praxis Precision Medicines, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A